18. Transactions with Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balance, beginning of year	$ 7,529,947	$ 7,063,713
Repayment	(22,739,837)	(7,153,153)
Balance, end of year	8,593,273	7,529,947
New Principal Officers/Directors
Loans	1,039,792	0
Existing Officers/Directors
Loans	$ 22,763,371	$ 7,619,387